Parent Company Only Financial Information (Condensed Statements of Income) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Income:
Foreign exchange gains (losses)—net	¥ 106,868	¥ 99,337	¥ (281,790)
Trading account profits (losses)—net	(824,420)	(410,368)	765,373
Expense:
Operating expenses	2,827,500	2,770,900	2,799,100
Income (loss) before income tax expense (benefit)	(58,727)	1,608,342	433,220
Income tax expense (benefit)	(14,511)	444,948	114,505
Net income (loss) attributable to Mitsubishi UFJ Financial Group	(83,320)	1,117,298	305,955
MUFG:
Income:
Dividends from subsidiaries and affiliated companies	586,108	404,064	376,376
Banking subsidiaries	419,691	317,453	277,472
Non-banking subsidiaries and affiliated companies	166,417	86,611	98,904
Management fees from subsidiaries	34,957	35,095	33,543
Interest income from subsidiaries	183,679	174,816	174,500
Foreign exchange gains (losses)—net	6,851	1,089	4,834
Trading account profits (losses)—net	(4,059)	(18,285)	(37,272)
Gains on sales of investment in subsidiaries and affiliated companies—net	0	95	67,406
Other income	11,732	12,552	14,968
Total income	819,268	609,426	634,355
Expense:
Operating expenses	40,158	37,567	30,431
Interest expense to subsidiaries and affiliated companies	12,256	11,415	26,244
Interest expense	167,057	159,057	155,774
Other expense	7,154	8,164	15,024
Total expense	226,625	216,203	227,473
Equity in undistributed net income (loss) of subsidiaries and affiliated companies—net	(667,088)	727,257	(108,069)
Income (loss) before income tax expense (benefit)	(74,445)	1,120,480	298,813
Income tax expense (benefit)	8,875	3,182	(7,142)
Net income (loss) attributable to Mitsubishi UFJ Financial Group	¥ (83,320)	¥ 1,117,298	¥ 305,955